SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Customer deposits		$ 6,999,980
Payroll and related benefits	236,200
Professional fees
Placement agent fees
Other	955	7,551
Total accrued expenses and other current liabilities	$ 237,155	$ 7,007,531